Public Offerings	12 Months Ended
Dec. 31, 2011
Public Offerings and Capital Stock [Abstract]
Public Offerings
3.	Public Offerings

The following table summarizes the issuances of common shares over the three years ending December 31, 2011:

Date	Number of Common Shares Issued		Offering Price (Per Share)	Gross Proceeds		Net Proceeds		Teekay Corporation’s Ownership After the Offering	Use of Proceeds

June 2009	7,000,000		$9.80	68,600		65,508		42.2%	Acquisition of a conventional tanker and prepayment of revolving credit facilities

April 2010	11,391,744	(1)	$12.25	139,549	(1)	134,920	(1)	37.1%	Acquisition of conventional tankers
October 2010	8,595,000		$12.15	104,429		99,663		31.0%	Prepayment of revolving credit facilities
February 2011	9,890,000		$11.33	112,054		107,105		26.0%	Prepayment of revolving credit facilities
(1)	Including 2.6 million unregistered shares of Class A common stock issued to Teekay Corporation at a price per share equal to the offering price, which represented $32.0 million of the purchase price for the Company’s acquisition of the Kaveri Spirit L.L.C., Yamuna Spirit L.L.C. and Helga Spirit L.L.C.